Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted earnings/(net loss) per share (in thousands, except share amounts and per share data):

	For the years ended December 31,
	2025	2024
Numerator:
Net loss – basic and diluted	$(39,224)	$(17,802)
Denominator:
Weighted average shares used in computing net loss per share - diluted	3,330	29
Net loss per share, basic and diluted	$(11,779.12)	$(612,360.21)

Schedule of Potentially Dilutive Securities

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

	December 31, 2025	December 31, 2024
Public warrants	5	5
A.G.P. Warrants	1	1
Convertible Promissory Notes Payable	-	1
Stock Options	2	2
August 2024 Nirland Note	-	22
A.G.P. Convertible Note	5	19
March 2024 Warrants	1	1
April 2024 Warrants	1	1
A.G.P. 2024 Warrants	1	1
Antidilutive Securities	16	53